UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-l) for the reporting period
_____________ to _____________

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Aqua Finance Issuer Trust 2025-A
(Exact name of issuing entity as specified in its charter)

Aqua Finance, Inc.
Central Index Key Number of depositor: 0001181226

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Johan Gericke, Telephone: (715) 679-1417
Name and telephone number, including area code, of the person to contact in connection with this filing.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an independent accountants’ report on applying agreed-upon procedures, dated April 10, 2025, of Deloitte & Touche LLP, obtained by the issuer, which report sets forth the procedures and findings with respect to certain agreed-upon procedures performed by Deloitte & Touche LLP pertaining to the issuer’s Series 2025-A Asset Backed Notes.

EXHIBIT INDEX

Exhibit 99.1	Agreed-upon procedures report, dated April 10, 2025, of Deloitte & Touche LLP

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Aqua Finance, Inc.

	By:	/s/ Johan Gericke
Name: Johan Gericke
Title: Chief Financial Officer

Date: April 15, 2025